CHANGES IN ACCOUNTING POLICIES - Schedule of Impact from Adoption of ASC 606 (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Deferred amounts and other assets	$ 8,558	$ 6,272	$ 6,442
Property, plant and equipment, net	94,540	90,823	90,711
Liabilities and equity
Accounts payable and other	9,836	9,540	9,478
Other long-term liabilities	8,834	7,576	7,510
Deferred income taxes	9,454	9,233	9,295
Redeemable noncontrolling interests	0	4,029	4,067	$ 3,392	$ 2,141
Deficit	$ (5,538)	(2,554)	(2,468)
Calculated under Revenue Guidance in Effect before Topic 606
Assets
Deferred amounts and other assets			6,442
Property, plant and equipment, net			90,711
Liabilities and equity
Accounts payable and other			9,478
Other long-term liabilities			7,510
Deferred income taxes			9,295
Redeemable noncontrolling interests			4,067
Deficit			$ (2,468)
Accounting Standards Update 2014-09 | Difference between revenue guidance in effect before and after Topic 606
Assets
Deferred amounts and other assets		(170)
Property, plant and equipment, net		112
Liabilities and equity
Accounts payable and other		62
Other long-term liabilities		66
Deferred income taxes		(62)
Redeemable noncontrolling interests		(38)
Deficit		$ (86)